Prospectus Supplement

March 29, 2018

Morgan Stanley Institutional Fund, Inc.

Supplement dated March 29, 2018 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated May 1, 2017

Global Quality Portfolio
(the "Fund")

At a meeting held on February 27-28, 2018, the Board of Directors of Morgan Stanley Institutional Fund, Inc. approved various changes to the Fund, including revising its name, decreasing its contractual advisory fee rates and the maximum expense ratio of each share Class and modifying its principal investment strategies, each change effective April 30, 2018. Accordingly, effective April 30, 2018, the Prospectus is hereby amended as follows:

All references to "Global Quality Portfolio" in the Prospectus are hereby deleted and replaced with "Global Sustain Portfolio."

The Annual Fund Operating Expenses table under the section of the Prospectus entitled "Fund Summary—Global Quality Portfolio—Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class A	Class L	Class C	Class IS
Advisory Fee[3]	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	0.75%	1.00%	None
Other Expenses	2.74%	2.85%	2.84%	2.91%	18.30%
Total Annual Fund Operating Expenses[4]	3.44%	3.80%	4.29%	4.61%	19.00%
Fee Waiver and/or Expense Reimbursement[4]	2.54%	2.55%	2.54%	2.61%	18.15%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[4]	0.90%	1.25%	1.75%	2.00%	0.85%

The Example information under the section of the Prospectus entitled "Fund Summary—Global Quality Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares

	1 Year	3 Years	5 Years	10 Years
Class I	$92	$819	$1,570	$3,550
Class A	$646	$1,402	$2,176	$4,195
Class L	$178	$1,070	$1,975	$4,294
Class C	$303	$1,156	$2,117	$4,552
Class IS	$87	$3,510	$6,041	$9,849

If You HELD Your Shares

	1 Year	3 Years	5 Years	10 Years
Class I	$92	$819	$1,570	$3,550
Class A	$646	$1,402	$2,176	$4,195
Class L	$178	$1,070	$1,975	$4,294
Class C	$203	$1,156	$2,117	$4,552
Class IS	$87	$3,510	$6,041	$9,849

The third footnote following the Example information under the section of the Prospectus entitled "Fund Summary—Global Quality Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

3  The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule effective April 30, 2018.

4  The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.90% for Class I, 1.25% for Class A, 1.75% for Class L, 2.00% for Class C and 0.85% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The following is hereby added after the first paragraph of the section of the Prospectus entitled "Fund Summary—Global Quality Portfolio—Principal Investment Strategies":

As an essential and integrated part of the investment process, the Sub-Adviser seeks to engage with management teams to assess relevant factors material to long term sustainable returns including environmental, social and governance (ESG) factors.

The Fund will invest in equities throughout the world. However, investments shall not knowingly include any company whose core business activity involves the following:

a) Tobacco;

b) Alcohol;

c) Adult Entertainment;

d) Gambling;

e) Gas and electric utilities; or

f) Bulk commodities (including but not limited to fossil fuels such as oil, gas and coal as well as metals and mining).

For the purposes of this investment restriction, a "core business activity" is one that accounts for more than 10% of the relevant company's revenue.

The Fund will not invest in any company that has been excluded from the MSCI World ex Controversial Weapons Index due to its involvement with controversial weapons, as defined by that index.

The following is hereby added after the first paragraph of the section of the Prospectus entitled "Details of the Funds—Global Quality Portfolio—Process":

As an essential and integrated part of the investment process, the Sub-Adviser seeks to engage with management teams to assess relevant factors material to long term sustainable returns including environmental, social and governance (ESG) factors.

The Fund will invest in equities throughout the world. However, investments shall not knowingly include any company whose core business activity involves the following:

a) Tobacco;

b) Alcohol;

c) Adult Entertainment;

d) Gambling;

e) Gas and electric utilities; or

f) Bulk commodities (including but not limited to fossil fuels such as oil, gas and coal as well as metals and mining).

For the purposes of this investment restriction, a "core business activity" is one that accounts for more than 10% of the relevant company's revenue.

The Fund will not invest in any company that has been excluded from the MSCI World ex Controversial Weapons Index due to its involvement with controversial weapons, as defined by that index.

With respect to the Fund, the table under the section of the Prospectus entitled "Fund Management—Advisory Fees" that shows the maximum expense ratios for Class I, Class A, Class L, Class C and Class IS shares of the Fund is hereby deleted and replaced with the following:

Fund	Expense Cap Class I	Expense Cap Class A	Expense Cap Class L	Expense Cap Class C	Expense Cap Class IS
Global Sustain	0.90%	1.25%	1.75%	2.00%	0.85%

Please retain this supplement for future reference.

  IFIGQPROSPT 3/18

Statement of Additional Information Supplement

March 29, 2018

Morgan Stanley Institutional Fund, Inc.

Supplement dated March 29, 2018 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated May 1, 2017

Global Quality Portfolio
(the "Fund")

At a meeting held on February 27-28, 2018, the Board of Directors of Morgan Stanley Institutional Fund, Inc. approved various changes to the Fund, including revising its name, decreasing its contractual advisory fee rates and the maximum expense ratio of each share Class and modifying its principal investment strategies, each change effective April 30, 2018. Accordingly, effective April 30, 2018, the Statement of Additional Information is hereby amended as follows:

All references to "Global Quality Portfolio" in the Statement of Additional Information are hereby deleted and replaced with "Global Sustain Portfolio."

The information in the table under the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Adviser" which shows the contractual advisory fee and the maximum expense ratios for the Fund is hereby deleted in its entirety and replaced with the following:

Fund	Contractual Rate of Advisory Fees	Expense Cap Class I	Expense Cap Class A	Expense Cap Class L	Expense Cap Class C	Expense Cap Class IS
Global Sustain	0.70% of the portion of the daily net assets not exceeding $500 million; and 0.65% of the portion of the daily net assets exceeding $500 million.	0.90%	1.25%	1.75%	2.00%	0.85%

Please retain this supplement for future reference.